Reserves - Summary of Share Purchase Warrants (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) Exchange_Ratio $ / shares shares	Dec. 31, 2016 USD ($) Exchange_Ratio $ / shares shares
Disclosure of reserves within equity [abstract]
Warrants Outstanding, Beginning balance | shares		10,000,000	10,000,000
Warrants Outstanding, Modification to terms | shares		0	0
Warrants Outstanding, Ending balance | shares		10,000,000	10,000,000
Exercise Price of Outstanding Share Purchase Warrants, Beginning balance | $ / shares		$ 43.75	$ 65.00
Modification to Exercise Price of Outstanding Share Purchase Warrants | $ / shares			(21.25)
Exercise Price of Outstanding Share Purchase Warrants, Ending balance | $ / shares		$ 43.75	$ 43.75
Exchange Ratio, Beginning balance | Exchange_Ratio		1	1.00
Exchange Ratio | Exchange_Ratio		1.00	1
Exchange Ratio, Ending balance | Exchange_Ratio		1.00	1
Share Purchase Warrants Reserve, Beginning balance | $		$ 83,077	$ 53,717
Share Purchase Warrants Reserve, Modification to terms | $	[1]		29,360
Share Purchase Warrants Reserve, Ending balance | $		$ 83,077	$ 83,077

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "DIT" = Deferred Income Taxes; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.